RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of directors remuneration

	For the Year Ended
	December 31, 2025	December 31, 2024
	$	$
Key management compensation
Wages and short-term benefits	1,793	2,189
Share-based payments	2,658	1,839
Board fees	868	897